Expenses by Nature - Detailed Information about Expenses by Nature (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expense By Nature [Line Items]
Export withholdings	$ 245	$ 237	$ 89
Research and development expense	28	40	23
Expense relating to short term lease	22	43	75
Expense relating to lease underlying asset	66	92	104
Turnover tax	549	594	$ 541
Expense from cash-settled share-based payment transactions	$ 25	$ 33